Other Financial Liabilities (Tables)	6 Months Ended
Sep. 30, 2023
Other Financial Liabilities (Tables) [Line Items]
Schedule of Other Financial Liabilities	Other financial liabilities consist of the following:
	As of September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Other financial liabilities (Current)
Lease liabilities	128,379	120,981
Audit fee payable	18,684	9,054
Options payable	94,293	-
Share Warrant Liability - Common stock (refer to Note 22)	1,842,657	1,585,025
Share Warrant Liability - Preferred stock (refer to Note 22)	674
	2,084,687	1,715,060